S000013499 [Member] Investment Objectives and Goals - iShares Preferred and Income Securities ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Preferred and Income Securities ETF PFF | Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Preferred and Income Securities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated preferred and hybrid securities.